Financial risk management and fair value estimates (Details 4) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Total	$ 564,787	$ 598,833
Urban Properties And Investments Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Borrowings [Member] | Operation Center in Argentina [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	216	21,871
Urban Properties And Investments Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Borrowings [Member] | Operation Center In Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	123,016	196,123
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	72,852	65,758
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,991	3,066
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Borrowings [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	69,246	60,805
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		1,827
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	117	37
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,498	23
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	40,084	17,170
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,546	2,198
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Borrowings [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	38,402	13,110
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	53	16
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		1,827
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	83	19
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3,516	19,913
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	156	334
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Borrowings [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3,283	19,562
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	28	11
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	49	6
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	27,406	3,940
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	69	146
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Borrowings [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	27,280	3,787
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	6	6
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	51
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	338	2,478
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	219	2
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Borrowings [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	65	2,475
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		1
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	54
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Later than 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,508	22,257
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1	386
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center in Argentina [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,291
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	421,426	496,709
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	25,954	22,245
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Borrowings [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	367,801	467,469
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	7,139	6,892
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	20	34
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	20,512	69
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	89,749	93,116
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	25,507	21,615
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Borrowings [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	53,289	67,151
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	5,695	4,282
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	20	34
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	34	5,238
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	59,627	56,675
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	346	426
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Borrowings [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	54,401	54,850
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	854	1,365
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	4,026	34
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	97,549	59,067
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	61	204
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Borrowings [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	94,044	58,112
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	590	750
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,854	1
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	44,877	91,728
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	20
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Borrowings [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	43,051	91,233
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		495
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,806
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Later than 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	129,624	196,123
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		20
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		$ 6,588